Share Capital	12 Months Ended
Dec. 31, 2013
Share Capital

Note 3 Share Capital

Under our Articles of Incorporation, we have an authorized share capital of $10.0 million, represented by 1,000,000,000 shares of any class with a nominal value of $0.01 per share. At December 31, 2013, there were 106.0 million common shares issued and outstanding and 3.5 million Series A Preferred Shares issued and outstanding. Our Series A Preferred Shares have a liquidation preference of $50 per share plus any accrued and unpaid dividends.

Each Series A Preferred Share will automatically convert on May 1, 2016 into between 2.2676 and 2.7778 of our common shares, subject to anti-dilution adjustments. The number of our common shares issuable on conversion will be determined based on the average of the closing prices per common share over the 40 trading day period ending on the third trading day prior to the mandatory conversion date. At any time prior to May 1, 2016, holders may elect to convert each Series A Preferred Share into common shares at the minimum conversion rate of 2.2676 common shares per Series A Preferred Share, subject to anti-dilution adjustments.